Note 19 - Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Directors’ Plan
		Weighted
	Number	Average
	of	Exercise
	Shares	Price
Outstanding at January 1, 2020	40,500	$21.49
Granted	-	-
Exercised	(7,500)	19.26
Expired	(13,500)	25.72

Outstanding at December 31, 2020	19,500	$19.42
Granted	-	-
Exercised	-	-
Expired	(10,500)	20.02

Outstanding at December 31, 2021	9,000	$18.76
Granted	-	-
Exercised	-	-
Expired	(9,000)	18.76

Outstanding at December 31, 2022	-	$-

Options exercisable at:
December 31, 2022	-	$-